Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	SCHRODER GLOBAL SERIES TRUST
Central Index Key	0001236572
Amendment Flag	false
Document Creation Date	Dec. 18, 2014
Document Effective Date	Dec. 19, 2014
Prospectus Date	Dec. 19, 2014
Schroder Global Multi-Cap Equity Fund | Schroder Global Multi-Cap Equity Fund-R6 Shares
Risk/Return:
Trading Symbol	SQQIX
Schroder Global Multi-Cap Equity Fund | Schroder Global Multi-Cap Equity Fund-Investor Shares
Risk/Return:
Trading Symbol	SQQJX
Schroder Global Multi-Cap Equity Fund | Schroder Global Multi-Cap Equity Fund - Advisor Shares
Risk/Return:
Trading Symbol	SQQVX
NORTH AMERICAN EQUITY FUND | NORTH AMERICAN EQUITY FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	SNAEX
NORTH AMERICAN EQUITY FUND | NORTH AMERICAN EQUITY FUND - ADVISOR CLASS
Risk/Return:
Trading Symbol	SNAVX